UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2006

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:   28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robert J. Lukaszewicz
Title:            Vice President and Controller
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz    Chicago, Illinois    2/13/07
--------------------------  -------------------  ---------
       (Signature)             (City/State)        (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number               Name
------------------           ------------------------
028-01190                     Frank Russell Company



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:    $ 14,012,881
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None





                                               FORM 13F INFORMATION TABLE

                                                INSTITUTIONAL CAPITAL LLC
                                                        FORM 13F
                                                        31-Dec-06
                                                                                                     Voting Authority
                                                         Value    Shares/   Sh/ Put/ Invstmt Othr   --------------------
Name of Issuer                 Title of class   CUSIP   (x$1000)  Prn Amt   Prn Call Dscretn Mgrs    Sole    Shrd  None
------------------------------ -------------- --------- -------- ---------- --- ---- ------- ----- --------- ---- -------
Agilent Technologies Inc.           COM       00846U101  186,573  5,353,600 SH       Sole          5,068,400      285,200
Altria Group Inc.                   COM       02209S103  488,317  5,690,015 SH       Sole          5,398,265      291,750
American International Group        COM       026874107  551,155  7,691,246 SH       Sole          7,232,996      458,250
BP Plc                         SPONSORED ADR  055622104   65,516    976,400 SH       Sole            580,350      396,050
Bank of America Corp.               COM       060505104  636,326 11,918,449 SH       Sole         11,140,599      777,850
Baxter International Inc.           COM       071813109  383,969  8,276,980 SH       Sole          7,797,580      479,400
BellSouth Corp.                     COM       079860102  331,179  7,029,910 SH       Sole          6,328,610      701,300
Bristol Myers Squibb Co.            COM       110122108  132,783  5,044,950 SH       Sole          4,556,750      488,200
CSX Corp.                           COM       126408103  260,384  7,562,714 SH       Sole          7,230,364      332,350
CVS Corp.                           COM       126650100  174,580  5,648,000 SH       Sole          5,279,300      368,700
Canon Inc.                          ADR       138006309   13,787    243,625 SH       Sole            143,925       99,700
Citigroup Inc.                      COM       172967101  668,301 11,998,221 SH       Sole         11,210,869      787,352
Credit Suisse Group            SPONSORED ADR  225401108   62,313    892,100 SH       Sole            527,400      364,700
Dominion Resources Inc.             COM       25746U109  459,165  5,476,677 SH       Sole          5,186,677      290,000
E.ON AG                        SPONSORED ADR  268780103   28,454    629,650 SH       Sole            374,350      255,300
Eli Lilly & Company                 COM       532457108  130,820  2,510,950 SH       Sole          2,261,531      249,419
Entergy Corp.                       COM       29364G103  189,260  2,050,041 SH       Sole          1,918,016      132,025
Exxon Mobil Corporation             COM       30231G102  541,428  7,065,489 SH       Sole          6,613,389      452,100
General Electric Co.                COM       369604103  579,367 15,570,200 SH       Sole         14,724,950      845,250
Halliburton Co.                     COM       406216101  262,115  8,441,722 SH       Sole          8,047,046      394,676
Hess Corp.                          COM       42809H107  341,962  6,898,562 SH       Sole          6,569,262      329,300
Hewlett-Packard Co.                 COM       428236103  326,452  7,925,520 SH       Sole          7,487,170      438,350
Honeywell International Inc.        COM       438516106  268,282  5,930,200 SH       Sole          5,347,900      582,300
ING Groep N V                  SPONSORED ADR  456837103   30,661    694,150 SH       Sole            412,650      281,500
Imperial Chemical Industry PLC    ADR NEW     452704505  212,986  6,011,450 SH       Sole          5,705,050      306,400
Intercontinental Hotels Group  SPONS ADR NEW  45857P202  280,693 11,116,550 SH       Sole         10,629,350      487,200
International Business Machine      COM       459200101  156,123  1,607,032 SH       Sole          1,447,107      159,925
International Paper                 COM       460146103  144,768  4,245,400 SH       Sole          3,814,750      430,650
JPMorgan Chase & Co.                COM       46625H100  530,440 10,982,200 SH       Sole         10,348,850      633,350
McDonald's Corp.                    COM       580135101  554,490 12,508,229 SH       Sole         11,768,829      739,400
Mitsui & Co Ltd.                    ADR       606827202   31,549    104,500 SH       Sole             62,200       42,300
Morgan Stanley                      COM       617446448  212,226  2,606,234 SH       Sole          2,346,561      259,673
Motorola Inc.                       COM       620076109  262,644 12,774,511 SH       Sole         11,943,811      830,700
Norfolk Southern Corp.              COM       655844108  140,332  2,790,459 SH       Sole          2,515,859      274,600
Novartis AG                    SPONSORED ADR  66987V109  587,042 10,220,099 SH       Sole          9,386,749      833,350
Occidental Petroleum                COM       674599105  222,177  4,550,012 SH       Sole          4,101,612      448,400
Pepsico Inc.                        COM       713448108  276,699  4,423,644 SH       Sole          3,980,024      443,620
Philips Electronics N V        NY REG SH NEW  500472303   42,735  1,137,176 SH       Sole            675,976      461,200
Rio Tinto PLC                  SPONSORED ADR  767204100  156,371    735,900 SH       Sole            662,550       73,350
Siemens AG                     SPONSORED ADR  826197501   46,407    470,900 SH       Sole            279,800      191,100
Sprint Nextel Corp.               COM FON     852061100  118,237  6,259,254 SH       Sole          5,639,004      620,250
St Paul Travelers Cos Inc.          COM       792860108  429,764  8,004,552 SH       Sole          7,616,657      387,895
Target Corp.                        COM       87612E106  214,228  3,755,100 SH       Sole          3,506,800      248,300
Temple Inland Inc.                  COM       879868107  223,600  4,857,703 SH       Sole          4,630,853      226,850
Textron Inc.                        COM       883203101  304,735  3,249,811 SH       Sole          3,137,661      112,150
Total S.A.                     SPONSORED ADR  89151E109  461,165  6,412,200 SH       Sole          5,771,400      640,800
Toyota Motor Corp.             SP ADR REP2COM 892331307   41,596    309,700 SH       Sole            184,100      125,600
UBS AG                            SHS NEW     H89231338   38,515    638,400 SH       Sole            379,500      258,900
Viacom Inc.                         CL B      92553P201  166,071  4,047,550 SH       Sole          3,640,300      407,250
Wachovia Corp.                      COM       929903102  226,678  3,980,300 SH       Sole          3,589,150      391,150
Wal-Mart Stores Inc.                COM       931142103  434,841  9,416,217 SH       Sole          8,867,317      548,900
Wells Fargo and Co.                 COM       949746101  283,081  7,960,668 SH       Sole          7,175,768      784,900
XTO Energy                          COM       98385X106   99,539  2,115,600 SH       Sole          1,903,850      211,750
REPORT SUMMARY                       53               14,012,881